Current expected credit losses (Tables)	12 Months Ended
Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Movement in allowance for credit losses and credit loss expense	The following table summarizes the movement in the allowance for credit losses for the year ended December 31, 2021.

(In $ millions)	Allowance for credit losses - other current assets	Allowance for credit losses - related party ST	Allowance for credit losses related party LT	Total Allowance for credit losses
January 1, 2020	—	9	—	9
Credit loss expense	3	139	2	144

December 31, 2020	3	148	2	153
Credit loss expense	—	36	(2)	34
Write-off (1)/(2)	(3)	(183)	—	(186)

December 31, 2021	—	1	—	1

(1)
In April 2021 we signed a settlement agreement with Aquadrill (formerly Seadrill Partners) which waived all claims on pre-petition
positions held and resulted in a
write-off
of $54 million of trading receivables.

(2)
Following the cancellation of the Wintershall contract, a settlement agreement was reached with Northern Ocean to extinguish all outstanding claims. The agreement became effective in December 2021 resulting in the write-off
of $129 million of trading receivables and $3 million of reimbursement receivables.

The below table shows the classification of the credit loss expense within the Consolidated Statements of Operations.

(In $ millions)	Year ended December 31, 2021	Year ended December 31, 2020
Management contract expenses	36	142
Other financial items	(2)	2

Total	34	144